Congress Small Cap Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 5.9%
AeroVironment, Inc. (a)	175,000	$48,718,250
Moog, Inc. - Class A	190,000	58,016,500
		106,734,750

Banks - 4.6%
Ameris Bancorp	550,000	44,341,000
Atlantic Union Bankshares Corp.	1,010,000	39,228,400
		83,569,400

Biotechnology - 3.8%
TG Therapeutics, Inc. (a)	1,180,000	34,727,400
Vericel Corp. (a)	950,000	34,181,000
		68,908,400

Building Products - 5.2%
CSW Industrials, Inc.	120,000	32,397,600
Modine Manufacturing Co. (a)	330,000	60,937,800
		93,335,400

Capital Markets - 2.5%
PJT Partners, Inc. - Class A	255,000	44,122,650

Chemicals - 4.2%
Balchem Corp.	215,000	36,586,550
Sensient Technologies Corp.	415,000	39,225,800
		75,812,350

Commercial Services & Supplies - 2.6%
Interface, Inc.	1,470,000	46,260,900

Communications Equipment - 2.1%
Calix, Inc. (a)	830,000	37,076,100

Construction & Engineering - 7.1%
Primoris Services Corp.	462,150	68,513,737
Sterling Infrastructure, Inc. (a)	165,000	59,055,150
		127,568,887

Diversified Consumer Services - 1.5%
Universal Technical Institute, Inc. (a)	960,000	26,716,800

Electronic Equipment, Instruments & Components - 4.9%
Crane NXT Co.	770,000	38,900,400
Novanta, Inc. (a)	365,000	49,107,100
		88,007,500

Entertainment - 1.5%
IMAX Corp. (a)	790,000	27,578,900

Health Care Equipment & Supplies - 6.9%
LeMaitre Vascular, Inc.	430,000	36,537,100
Merit Medical Systems, Inc. (a)	505,000	40,950,450
UFP Technologies, Inc. (a)	185,000	46,460,900
		123,948,450

Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc. (a)	305,000	48,104,600

Household Durables - 2.3%
Champion Homes, Inc. (a)	525,000	41,149,500

Interactive Media & Services - 2.0%
Cargurus, Inc. (a)	1,125,000	36,450,000

Leisure Products - 1.8%
YETI Holdings, Inc. (a)	725,000	33,139,750

Life Sciences Tools & Services - 4.3%
Azenta, Inc. (a)	880,000	34,214,400
Repligen Corp. (a)	290,000	43,317,300
		77,531,700

Machinery - 7.0%
Enpro, Inc.	195,000	46,562,100
Federal Signal Corp.	315,000	34,048,350
JBT Marel Corp.	290,000	45,619,900
		126,230,350

Marine Transportation - 2.0%
Kirby Corp. (a)	310,000	36,474,600

Pharmaceuticals - 2.9%
Ligand Pharmaceuticals, Inc. (a)	271,920	52,235,832

Semiconductors & Semiconductor Equipment - 7.9%
Nova Ltd. (a)	160,000	73,254,400
Rambus, Inc. (a)	610,000	69,436,300
		142,690,700

Software - 8.9%
ACI Worldwide, Inc. (a)	950,000	41,192,000
Commvault Systems, Inc. (a)	300,000	25,710,000
InterDigital, Inc.	200,000	65,288,000
JFrog Ltd. (a)	500,000	27,400,000
		159,590,000

Specialty Retail - 2.7%
Boot Barn Holdings, Inc. (a)	270,000	48,189,600
TOTAL COMMON STOCKS (Cost $1,303,283,719)		1,751,427,119

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	51,420,531	51,420,531
TOTAL MONEY MARKET FUNDS (Cost $51,420,531)		51,420,531

TOTAL INVESTMENTS - 100.2% (Cost $1,354,704,250)		1,802,847,650
Liabilities in Excess of Other Assets - (0.2)%		(2,846,597)
TOTAL NET ASSETS - 100.0%		$1,800,001,053

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Congress Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,751,427,119	$–	$–	$1,751,427,119
Money Market Funds	51,420,531	–	–	51,420,531
Total Investments	$1,802,847,650	$–	$–	$1,802,847,650

Refer to the Schedule of Investments for further disaggregation of investment categories.